March 10, 2006




VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

	Re:	First Symetra National Life Insurance Co of NY Separate
		Account S (811-07949)

Dear Commissioners:

	On behalf of First Symetra National Life Insurance Company of NY and the First Symetra National Life Insurance Co of NY Separate Account S, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners accordingly.

	We incorporate by reference the following annual report for the underlying funds:

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0000814680-06-000021
		Date of Filing:  02/27/2006

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0001318148-06-000282
		Date of Filing:  03/01/2006

		Filer/Entity:  ING VP Emerging Markets Fund Inc.
		Registration No.:  811-08250
		CIK No.:  0000916764
		Accession No.:  0001145443-06-000552
		Date of Filing:  03/02/2006

		Filer/Entity:  ING VP Natural Resources Trust
		Registration No.:  811-05710
		CIK No.:  0000844070
		Accession No.:  0001145443-06-000537
		Date of Filing:  03/02/2006
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		Filer/Entity:  Pioneer Variable Contracts Trust
		Registration Statement:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000276776-06-000004
		Date of Filing:  03/01/2006



If you have any questions regarding this filing, please contact me at (425) 256-8021.

						Sincerely,

						/s/George C. Pagos

						George C. Pagos
						Vice President and General Counsel